DERIVATIVE LIABILITIES (Narrative) (Details) - shares		1 Months Ended
	Feb. 04, 2019	Jan. 24, 2022	May 24, 2019
Phantom Farms [Member]
Derivative [Line Items]
Maximum 'earn out' shares over a period of seven years	4,500,000
Shares issued - Settlement of Earn out shares (Shares)		1,300,000
Swell Companies Ltd [Member]
Derivative [Line Items]
Maximum 'earn out' shares over a period of seven years			6,000,000
Percentage of earn out shares earned upon change of control			50.00%